Convertible Senior Notes (Details) - USD ($)			1 Months Ended	3 Months Ended	9 Months Ended
	Feb. 09, 2021	Feb. 08, 2021	Mar. 30, 2019	Sep. 30, 2021	Sep. 30, 2021
Convertible Senior Notes (Details) [Line Items]
Aggregate principal amount			$ 147,700,000		$ 25,000,000
Net proceeds					49,800,000
Deducting fees and expenses					200,000
Additional debt					$ 200,000
Note issuance agreement description					The Note Issuance Agreement provides for customary events of default which include (subject in certain cases to customary grace and cure periods), among others: (i) nonpayment of principal or interest; (ii) breach of covenants or other agreements in the Note Issuance Agreement; (iii) defaults in failure to pay certain other indebtedness; and (iv) certain events of bankruptcy or insolvency. Generally, if an event of default occurs and is continuing under the Note Issuance Agreement, Magnetar or the holders of at least 25% in aggregate principal amount of the Notes then outstanding may declare the principal of, premium, if any, and accrued interest on all the Notes immediately due and payable.
Interest rate increase					3.00%
Discount premium rate					$ 0.10
Interest expenses				$ 600,000	$ 1,600,000
Convertible Senior Notes [Member]
Convertible Senior Notes (Details) [Line Items]
Aggregate principal amount	$ 50,000,000
Minimum [Member]
Convertible Senior Notes (Details) [Line Items]
Annual interest rate					5.00%
Percentage of principal amount					100.00%
Maximum [Member]
Convertible Senior Notes (Details) [Line Items]
Annual interest rate					5.50%
Percentage of principal amount					102.00%
Convertible Senior Notes [Member]
Convertible Senior Notes (Details) [Line Items]
Aggregate principal amount		$ 25,000,000